Fees Summary	Sep. 11, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 523,272,750
Previously Paid Amount	0
Total Fee Amount	77,236
Total Offset Amount	0
Net Fee	$ 77,236